Employee Benefits - Summary of Defined Benefit Plans Amount Recognized in Group's Financial Statements - Change in Benefit Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Gratuity
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	$ (3)	$ 12	$ 4
Funded status surplus/(deficit)	11	25
Defined benefit plan asset	20	33
Net defined benefit asset/ (liability)(Refer note 2.5)	(9)	(8)
Gratuity | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	294	253
Transfer		1
Service cost	49	40
Interest expense/income	20	17
Remeasurements - Actuarial losses / (gains)	(3)	12
Past service cost - plan amendments	136
Benefits paid	(24)	(22)
Translation differences	(39)	(7)
Ending balance	433	294	253
Pension
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	9	8	3
Funded status surplus/(deficit)	(7)	(5)
Defined benefit plan asset	1	2
Net defined benefit asset/ (liability)(Refer note 2.5)	(8)	(7)
Pension | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	138	122
Service cost	6	6
Interest expense/income	2	2
Remeasurements - Actuarial losses / (gains)	9	8
Employee contribution	5	4
Benefits paid	10	(7)
Translation differences	14	3
Ending balance	184	138	122
Provident Fund
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Remeasurements - Actuarial losses / (gains)	11	26	12
Funded status surplus/(deficit)	(38)	7
Net defined benefit asset/ (liability)(Refer note 2.5)	(38)
Provident Fund | Defined Benefit Obligations
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Beginning balance	1,622	1,424
Service cost	123	113
Interest expense/income	106	102
Remeasurements - Actuarial losses / (gains)	11	26
Employee contribution	230	199
Benefits paid	(218)	(204)
Translation differences	(177)	(38)
Ending balance	$ 1,697	1,622	$ 1,424
Provident Fund | Effect of Asset Ceiling
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Irrecoverable surplus - effect of asset ceiling		$ (7)